Related party transactions - Summary of Expenses Charged by Controlling Shareholder (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Interest expense	[1]	$ 457	$ 443	$ 1,292	$ 1,341
Cost of revenue
Related Party Transaction [Line Items]
Royalty expense		564	513	1,805	1,963
Interest expense
Related Party Transaction [Line Items]
Interest expense		425	442	1,268	1,323
General and administrative expense
Related Party Transaction [Line Items]
Rent expense		277	308	935	932
Other expense		$ 1,339	$ 41	$ 3,658	$ 176

[1]	Includes related party interest expense of $425 and $442 for the three months ended September 30, 2024 and 2023, respectively, and $1,268 and $1,323 for the nine months ended September 30, 2024 and 2023, respectively (see Note 12).